Unaudited Consolidated Statements of Profit or Loss and Other Comprehensive (Loss)/Income - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	$ 5,975,909	$ 5,393,844
Cost of revenue (exclusive of depreciation and amortization expenses shown separately below)	(4,091,166)	(3,939,891)
Gross Profit	1,884,743	1,453,953
Other income	362,285	206,788
Depreciation and amortization expenses	(133,974)	(153,660)
Employee benefit expenses	(1,549,186)	(760,994)
Other expenses	(3,072,374)	(605,930)
Share-based compensation		(83,155,336)
Finance costs	(148,956)	(95,085)
Loss before tax	(2,657,462)	(83,110,264)
Income tax expense	(35,638)	(107,777)
Loss for the year	(2,693,100)	(83,218,041)
Other comprehensive loss
Foreign currency translation	176,791	(88,215)
Total comprehensive loss for the year, net of tax	(2,516,309)	(83,306,256)
(Loss) /Profit for the year attributable to:
Equity holders of the parent company	(2,698,349)	(83,227,664)
Non-controlling interests	5,249	9,623
Total (Loss) /Profit	(2,693,100)	(83,218,041)
Total comprehensive (loss)/income for the year attributable to:
Equity holders of the parent company	(2,521,692)	(83,315,879)
Non-controlling interests	5,383	9,623
Total comprehensive loss for the year, net of tax	$ (2,516,309)	$ (83,306,256)
Loss per share
Basic (in Dollars per share)	$ (0.13)	$ (6.95)
Diluted (in Dollars per share)	$ (0.13)	$ (6.95)